UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-08464
High Income Opportunities Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
October 31
Date of Fiscal Year End
April 30, 2011
Date of Reporting Period

Item 1. Reports to Stockholders

High Income Opportunities Portfolio

April 30, 2011

Portfolio of Investments (Unaudited)

Senior Floating-Rate Interests — 5.9%(1)

	Principal
	Amount
Borrower/Tranche Description	(000’s omitted)	Value

Automotive — 0.5%

Pinafore, LLC, Term Loan, 4.25%, Maturing 9/29/16	$4,527	$4,575,756

		$4,575,756

Broadcasting — 0.9%

HIT Entertainment, Inc., Term Loan - Second Lien, 5.82%, Maturing 2/26/13	$9,180	$8,522,097

		$8,522,097

Building Materials — 0.6%

Goodman Global Holdings, Inc., Term Loan, 5.75%, Maturing 10/28/16	$1,423	$1,437,518
Goodman Global Holdings, Inc., Term Loan - Second Lien, 9.00%, Maturing 10/30/17	1,530	1,588,013
Panolam Industries Holdings, Inc., Term Loan, 8.25%, Maturing 12/31/13	1,705	1,576,807
Panolam Industries Holdings, Inc., Term Loan - Second Lien, 10.00%, Maturing 6/30/14	1,422	1,314,244

		$5,916,582

Consumer Products — 0.4%

Amscan Holdings, Inc., Term Loan, 6.75%, Maturing 12/4/17	$3,881	$3,920,256

		$3,920,256

Diversified Financial Services — 0.2%

First Data Corp., Term Loan, 2.96%, Maturing 9/24/14	$1,596	$1,518,185

		$1,518,185

Electronics / Electrical — 0.6%

Edwards (Cayman Island II), Ltd., Term Loan, 5.50%, Maturing 5/31/16	$2,594	$2,603,226
Spectrum Brands, Inc., Term Loan, 5.01%, Maturing 6/17/16	2,594	2,626,844

		$5,230,070

Food Service — 0.5%

Del Monte Corp., Term Loan, 4.50%, Maturing 3/8/18	$3,400	$3,418,849
DineEquity, Inc., Term Loan, 4.25%, Maturing 10/19/17	722	731,672
Dunkin Brands, Inc., Term Loan, 4.25%, Maturing 11/23/17	938	945,925

		$5,096,446

Gaming — 0.3%

Cannery Casino Resorts, LLC, Term Loan - Second Lien, 4.46%, Maturing 5/16/14	$1,580	$1,469,400
Great Lakes Entertainment, Term Loan, 9.00%, Maturing 8/15/12	1,284	1,238,767

		$2,708,167

Health Care — 0.3%

Axcan Pharma, Inc., Term Loan, 5.50%, Maturing 2/10/17	$2,993	$2,992,500

		$2,992,500

Hotels — 0.1%

CCM Merger, Inc., Term Loan, 7.00%, Maturing 3/1/17	$1,200	$1,218,000

		$1,218,000

Super Retail — 0.8%

Burlington Coat Factory Warehouse Corp., Term Loan, 6.25%, Maturing 2/18/17	$2,993	$2,993,332
General Nutrition Centers, Inc., Term Loan, 4.25%, Maturing 3/2/18	4,650	4,671,767

		$7,665,099

Transportation Ex Air / Rail — 0.2%

CEVA Group PLC, Term Loan, 5.27%, Maturing 8/31/16	$523	$514,424
CEVA Group PLC, Term Loan, 5.27%, Maturing 8/31/16	1,170	1,151,341
CEVA Group PLC, Term Loan, 5.31%, Maturing 8/31/16	590	580,325

		$2,246,090

Utilities — 0.5%

TXU Texas Competitive Electric Holdings Co., LLC, Term Loan, 3.73%, Maturing 10/10/14	$5,240	$4,480,440

		$4,480,440

Total Senior Floating-Rate Interests
(identified cost $56,509,316)		$56,089,688

See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Corporate Bonds & Notes — 80.7%

	Principal
	Amount
Security	(000s omitted)	Value

Aerospace — 0.3%

Alliant Techsystems, Inc., 6.875%, 9/15/20	$690	$727,950
Huntington Ingalls Industries, Inc., 6.875%, 3/15/18(2)	140	148,050
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21(2)	1,915	2,025,113

		$2,901,113

Aerospace and Defense — 0.7%

BE Aerospace, Inc., 6.875%, 10/1/20	$1,335	$1,411,763
TransDigm, Inc., Sr. Sub. Notes, 7.75%, 12/15/18(2)	4,365	4,725,112

		$6,136,875

Air Transportation — 0.4%

American Airlines, Inc., Sr. Notes, 7.50%, 3/15/16(2)	$3,080	$3,041,500
Continental Airlines, 7.033%, 12/15/12	648	649,680
United Air Lines, Inc., Sr. Notes, 9.875%, 8/1/13(2)	252	268,065

		$3,959,245

Automotive — 0.7%

Pinafore, LLC/Pinafore, Inc., Sr. Notes, 9.00%, 10/1/18(2)	$5,625	$6,173,437

		$6,173,437

Automotive & Auto Parts — 4.1%

Accuride Corp., Sr. Notes, 9.50%, 8/1/18	$1,340	$1,500,800
Affinia Group, Inc., Sr. Notes, 10.75%, 8/15/16(2)	1,274	1,452,360
Allison Transmission, Inc., 7.125%, 5/15/19(2)	2,135	2,172,362
Allison Transmission, Inc., (PIK), 11.25%, 11/1/15(2)	5,436	6,032,972
American Axle & Manufacturing Holdings, Inc., Sr. Notes, 9.25%, 1/15/17(2)	3,840	4,310,400
Commercial Vehicle Group, Inc., Sr. Notes, 7.875%, 4/15/19(2)	1,095	1,125,113
Ford Motor Credit Co., LLC, Sr. Notes, 5.75%, 2/1/21	2,390	2,448,409
Ford Motor Credit Co., LLC, Sr. Notes, 8.00%, 12/15/16	4,120	4,796,805
Ford Motor Credit Co., LLC, Sr. Notes, 8.125%, 1/15/20	1,380	1,642,851
Ford Motor Credit Co., LLC, Sr. Notes, 12.00%, 5/15/15	1,305	1,667,362
Goodyear Tire & Rubber Co. (The), Sr. Notes, 10.50%, 5/15/16	884	1,005,550
Lear Corp., 7.875%, 3/15/18	545	600,863
Meritor, Inc., 8.125%, 9/15/15	30	31,800
Meritor, Inc., 10.625%, 3/15/18	1,235	1,404,813
Navistar International Corp., 8.25%, 11/1/21	3,080	3,449,600
Pittsburgh Glass Works, LLC, Sr. Notes, 8.50%, 4/15/16(2)	960	1,008,000
Tower Automotive Holdings USA, LLC/TA Holding Finance, Inc., Sr. Notes, 10.625%, 9/1/17(2)	2,706	3,040,867
Visteon Corp., Sr. Notes, 6.75%, 4/15/19(2)	685	681,575

		$38,372,502

Banks and Thrifts — 1.4%

Ally Financial, Inc., 8.00%, 11/1/31	$3,955	$4,479,037
Ally Financial, Inc., 8.30%, 2/12/15	5,560	6,268,900
General Motors Acceptance Corp., 8.00%, 12/31/18	2,280	2,530,800

		$13,278,737

Broadcasting — 1.3%

Citadel Broadcasting Corp., 7.75%, 12/15/18(2)	$1,550	$1,685,625
Clear Channel Communications, Inc., Sr. Notes, 4.40%, 5/15/11	1,800	1,804,500
Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17	1,515	1,693,013
Cumulus Media, Inc., Sr. Notes, 7.75%, 5/1/19(2)	1,370	1,370,000
Rainbow National Services, LLC, Sr. Sub. Notes, 10.375%, 9/1/14(2)	1,675	1,746,187
XM Satellite Radio Holdings, Inc., 13.00%, 8/1/14(2)	3,575	4,263,187

		$12,562,512

Building Materials — 0.4%

Building Materials Corp. of America, Sr. Notes, 6.75%, 5/1/21(2)	$2,745	$2,789,607
Interface, Inc., Sr. Notes, 7.625%, 12/1/18	1,265	1,361,456

		$4,151,063

Cable / Satellite TV — 0.6%

Bresnan Broadband Holdings, LLC, 8.00%, 12/15/18(2)	$415	$443,012
Cablevision Systems Corp., Sr. Notes, 7.75%, 4/15/18	790	865,050
Cablevision Systems Corp., Sr. Notes, 8.625%, 9/15/17	685	770,625
CCO Holdings, LLC/CCO Capital Corp., 8.125%, 4/30/20	125	139,688
Mediacom Broadband Corp., Sr. Notes, 8.50%, 10/15/15	3,015	3,150,675
Mediacom, LLC/Mediacom Capital Corp., Sr. Notes, 9.125%, 8/15/19	450	490,500

		$5,859,550

See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000s omitted)	Value

Capital Goods — 1.7%

American Railcar Industry, Sr. Notes, 7.50%, 3/1/14	$1,620	$1,672,650
Amsted Industries, Inc., Sr. Notes, 8.125%, 3/15/18(2)	2,890	3,106,750
Chart Industries, Inc., Sr. Sub. Notes, 9.125%, 10/15/15	2,370	2,491,462
Griffon Corp., 7.125%, 4/1/18(2)	2,055	2,139,769
Manitowoc Co., Inc. (The), 8.50%, 11/1/20	985	1,083,500
Manitowoc Co., Inc. (The), 9.50%, 2/15/18	740	832,500
RBS Global & Rexnord Corp., 11.75%, 8/1/16	1,870	2,014,925
Terex Corp., Sr. Notes, 10.875%, 6/1/16	2,555	3,002,125

		$16,343,681

Chemicals — 3.0%

Celanese US Holdings, LLC, 6.625%, 10/15/18	$805	$851,287
CF Industries, Inc., Sr. Notes, 6.875%, 5/1/18	2,740	3,099,625
CF Industries, Inc., Sr. Notes, 7.125%, 5/1/20	2,040	2,340,900
Chemtura Corp., 7.875%, 9/1/18(2)	1,855	1,994,125
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, Sr. Notes, 9.00%, 11/15/20(2)	935	1,012,137
INEOS Finance PLC, Sr. Notes, 9.00%, 5/15/15(2)	2,475	2,722,500
INEOS Group Holdings PLC, Sr. Sub. Notes, 8.50%, 2/15/16(2)	4,115	4,279,600
Koppers, Inc., 7.875%, 12/1/19	315	344,925
Kraton Polymers LLC, Sr. Notes, 6.75%, 3/1/19(2)	675	690,188
Lyondell Chemical Co., Sr. Notes, 11.00%, 5/1/18	2,655	3,013,425
Momentive Performance Materials, Inc., 9.00%, 1/15/21(2)	260	280,800
Nova Chemicals Corp., Sr. Notes, 8.375%, 11/1/16	1,610	1,827,350
Polymer Group, Inc., Sr. Notes, 7.75%, 2/1/19(2)	1,870	1,954,150
PolyOne Corp., Sr. Notes, 7.375%, 9/15/20	535	572,116
Polypore International, Inc., 7.50%, 11/15/17(2)	660	702,488
Solutia, Inc., 8.75%, 11/1/17	1,420	1,577,975
Vertellus Specialties, Inc., Sr. Notes, 9.375%, 10/1/15(2)	1,085	1,144,675

		$28,408,266

Consumer Products — 2.0%

ACCO Brands Corp., Sr. Notes, 10.625%, 3/15/15	$1,920	$2,174,400
Amscan Holdings, Inc., Sr. Sub. Notes, 8.75%, 5/1/14	7,760	7,905,500
Revlon Consumer Products Corp., 9.75%, 11/15/15	3,560	3,898,200
Scotts Miracle-Gro Co. (The), 7.25%, 1/15/18	550	589,875
Sealy Mattress Co., Sr. Notes, 10.875%, 4/15/16(2)	885	995,625
Spectrum Brands Holdings, Inc., (PIK), 12.00%, 8/28/19	3,060	3,442,500

		$19,006,100

Containers — 2.4%

Ardagh Packaging Finance PLC, 9.125%, 10/15/20(2)	$1,100	$1,221,000
Ardagh Packaging Finance PLC, Sr. Notes, 7.375%, 10/15/17(2)	785	846,819
BWAY Holding Co., 10.00%, 6/15/18	550	606,375
Intertape Polymer US, Inc., Sr. Sub. Notes, 8.50%, 8/1/14	3,855	3,599,606
Reynolds Group Holdings, Inc., Sr. Notes, 6.875%, 2/15/21(2)	3,905	4,046,556
Reynolds Group Holdings, Inc., Sr. Notes, 7.125%, 4/15/19(2)	1,350	1,414,125
Reynolds Group Holdings, Inc., Sr. Notes, 8.25%, 2/15/21(2)	3,175	3,242,469
Reynolds Group Holdings, Inc., Sr. Notes, 8.50%, 5/15/18(2)	2,705	2,799,675
Reynolds Group Holdings, Inc., Sr. Notes, 9.00%, 4/15/19(2)	4,585	4,854,369

		$22,630,994

Diversified Financial Services — 1.8%

AWAS Aviation Capital, Ltd., Sr. Notes, 7.00%, 10/15/16(2)	$2,213	$2,268,735
CIT Group, Inc., Sr. Notes, 5.25%, 4/1/14(2)	2,605	2,669,807
CIT Group, Inc., Sr. Notes, 7.00%, 5/1/14	1,450	1,480,812
CIT Group, Inc., Sr. Notes, 7.00%, 5/1/17	3,470	3,506,869
E*Trade Financial Corp., Sr. Notes, 7.375%, 9/15/13	4,720	4,779,000
TransUnion LLC/TransUnion Financing Corp., 11.375%, 6/15/18	2,040	2,366,400

		$17,071,623

Diversified Media — 3.6%

Catalina Marketing Corp., (PIK), 10.50%, 10/1/15(2)	$14,135	$15,301,137
Catalina Marketing Corp., 11.625%, 10/1/17(2)	3,090	3,522,600
Checkout Holding Corp., Sr. Notes, 0.00%, 11/15/15(2)	3,860	2,547,600
inVentiv Health, Inc., Sr. Notes, 10.00%, 8/15/18(2)	935	998,113
LBI Media, Inc., Sr. Notes, 9.25%, 4/15/19(2)	1,860	1,906,500
LBI Media, Inc., Sr. Disc. Notes, 11.00%, 10/15/13	1,080	1,071,900
MDC Partners, Inc., 11.00%, 11/1/16	2,200	2,475,000
MDC Partners, Inc., 11.00%, 11/1/16(2)	1,435	1,600,025
Nielsen Finance, LLC, 11.50%, 5/1/16	1,216	1,444,000
Nielsen Finance, LLC, Sr. Notes, 11.625%, 2/1/14	143	169,455
WMG Acquisition Corp., Sr. Notes, 9.50%, 6/15/16	2,990	3,199,300

		$34,235,630

See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000s omitted)	Value

Energy — 8.0%

Anadarko Petroleum Corp., Sr. Notes, 6.375%, 9/15/17	$3,315	$3,751,111
ATP Oil & Gas Corp., Sr. Notes, 11.875%, 5/1/15	5,865	6,128,925
Basic Energy Services, Inc., 7.75%, 2/15/19(2)	405	426,263
Berry Petroleum Co., Sr. Notes, 10.25%, 6/1/14	1,905	2,224,087
Bill Barrett Corp., 9.875%, 7/15/16	385	439,863
Calfrac Holdings, LP, Sr. Notes, 7.50%, 12/1/20(2)	825	866,250
Carrizo Oil & Gas, Inc., 8.625%, 10/15/18(2)	4,275	4,584,937
CHC Helicopter SA, Sr. Notes, 9.25%, 10/15/20(2)	6,695	6,594,575
Chesapeake Midstream Partners, LP/Chesapeake Midstream Partners Finance Corp., 5.875%, 4/15/21(2)	1,385	1,400,581
Coffeyville Resources, LLC/Coffeyville Finance, Inc., Sr. Notes, 9.00%, 4/1/15(2)	2,286	2,503,170
Compton Petroleum Finance Corp., 10.00%, 9/15/17	1,025	769,035
Concho Resources, Inc., Sr. Notes, 7.00%, 1/15/21	1,585	1,676,138
Continental Resources, Inc., 7.125%, 4/1/21	670	715,225
Continental Resources, Inc., 7.375%, 10/1/20	280	303,100
Denbury Resources, Inc., 8.25%, 2/15/20	1,639	1,835,680
Denbury Resources, Inc., Sr. Sub. Notes, 9.75%, 3/1/16	3,050	3,454,125
EXCO Resources, Inc., 7.50%, 9/15/18	1,660	1,691,125
Forbes Energy Services, Sr. Notes, 11.00%, 2/15/15	3,780	4,044,600
Frac Tech Services LLC/Frac Tech Finance, Inc., 7.125%, 11/15/18(2)	1,320	1,409,100
Frontier Oil Corp., 6.875%, 11/15/18	530	556,500
GMX Resources, Inc., 11.375%, 2/15/19(2)	1,885	1,889,713
Goodrich Petroleum Corp., 8.875%, 3/15/19(2)	1,635	1,659,525
Harvest Operations Corp., 6.875%, 10/1/17(2)	800	841,000
Holly Corp., 9.875%, 6/15/17	1,710	1,936,575
Oasis Petroleum, Inc., Sr. Notes, 7.25%, 2/1/19(2)	640	648,000
Petroleum Development Corp., Sr. Notes, 12.00%, 2/15/18	1,570	1,785,875
Petroplus Finance, Ltd., 6.75%, 5/1/14(2)	200	197,000
Petroplus Finance, Ltd., 7.00%, 5/1/17(2)	1,480	1,413,400
Petroplus Finance, Ltd., Sr. Notes, 9.375%, 9/15/19(2)	2,535	2,585,700
Precision Drilling Corp., 6.625%, 11/15/20(2)	1,890	1,960,875
Quicksilver Resources, Inc., Sr. Notes, 11.75%, 1/1/16	2,720	3,196,000
Range Resources Corp., 6.75%, 8/1/20	1,580	1,698,500
Rosetta Resources, Inc., 9.50%, 4/15/18	1,015	1,131,725
SESI, LLC, 6.375%, 5/1/19(2)	2,760	2,794,500
SESI, LLC, Sr. Notes, 6.875%, 6/1/14	700	718,375
SM Energy Co., Sr. Notes, 6.625%, 2/15/19(2)	670	693,450
Venoco, Inc., 11.50%, 10/1/17	540	602,100
Venoco, Inc., Sr. Notes, 8.875%, 2/15/19(2)	3,745	3,763,725
Xinergy Corp., Sr. Notes, 9.25%, 5/15/19	290	290,000

		$75,180,428

Entertainment / Film — 0.9%

Live Nation Entertainment, Inc., Sr. Notes, 8.125%, 5/15/18(2)	$590	$604,750
NAI Entertainment Holdings, LLC, Sr. Notes, 8.25%, 12/15/17(2)	825	895,125
Regal Entertainment Group, 9.125%, 8/15/18	2,735	2,946,963
Ticketmaster Entertainment, Inc., 10.75%, 8/1/16	3,250	3,570,937

		$8,017,775

Environmental — 0.2%

Casella Waste Systems, Inc., 7.75%, 2/15/19(2)	$405	$416,138
Casella Waste Systems, Inc., Sr. Notes, 11.00%, 7/15/14	650	740,187
Clean Harbors, Inc., Sr. Notes, 7.625%, 8/15/16(2)	1,025	1,101,875

		$2,258,200

Food / Beverage / Tobacco — 2.2%

ASG Consolidated, LLC/ASG Finance, Inc., Sr. Notes, 15.00%, 5/15/17(2)	$1,736	$1,772,279
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Sub. Notes, 10.75%, 5/15/16(2)	3,140	3,406,900
Blue Merger Sub, Inc., 7.625%, 2/15/19(2)	4,695	4,829,981
Dole Foods Co., Sr. Notes, 13.875%, 3/15/14	1,680	2,053,800
Michael Foods, Inc., Sr. Notes, 9.75%, 7/15/18(2)	2,695	2,971,238
Pinnacle Foods Finance, LLC, 10.625%, 4/1/17	425	459,000
Smithfield Foods, Inc., Sr. Notes, 10.00%, 7/15/14	2,140	2,546,600
U.S. Foodservice, Inc., Sr. Notes, 10.25%, 6/30/15(2)	2,395	2,544,688

		$20,584,486

Gaming — 6.8%

Ameristar Casinos, Inc., Sr. Notes, 7.50%, 4/15/21(2)	$685	$704,694
Buffalo Thunder Development Authority, 9.375%, 12/15/14(2)(3)	5,755	2,129,350
CCM Merger, Inc., 8.00%, 8/1/13(2)	1,480	1,483,700
Chukchansi EDA, Sr. Notes, Variable Rate, 3.943%, 11/15/12(2)	595	478,975
Eldorado Casino Shreveport, (PIK), 10.00%, 8/1/12(4)	705	676,330
Fontainebleau Las Vegas Casino, LLC, 11.00%, 6/15/15(2)(3)	9,480	4,930
Harrah’s Operating Co., Inc., 5.375%, 12/15/13	1,095	1,042,987
Harrah’s Operating Co., Inc., 5.625%, 6/1/15	8,470	7,157,150
Harrah’s Operating Co., Inc., 10.00%, 12/15/15	1,680	1,722,000
Harrah’s Operating Co., Inc., 12.75%, 4/15/18(2)	5,140	5,268,500
Harrah’s Operating Co., Inc., Sr. Notes, 10.00%, 12/15/18	670	632,313

See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000s omitted)	Value

Gaming (continued)

Harrah’s Operating Co., Inc., Sr. Notes, 11.25%, 6/1/17	$3,760	$4,305,200
Inn of the Mountain Gods Resort & Casino, Sr. Notes, (PIK), 1.25%, 11/30/20(2)(4)	2,440	1,113,250
Inn of the Mountain Gods Resort & Casino, Sr. Notes, 8.75%, 11/30/20(2)(4)	1,084	1,084,000
Majestic HoldCo, LLC, 12.50%, 10/15/11(2)(3)	1,620	162
Mandalay Resort Group, 6.375%, 12/15/11	2,850	2,907,000
Mandalay Resort Group, 7.625%, 7/15/13	855	863,550
MCE Finance, Ltd., Sr. Notes, 10.25%, 5/15/18	2,100	2,464,875
MGM Resorts International, 6.75%, 4/1/13	2,985	3,052,162
MGM Resorts International, Sr. Notes, 9.00%, 3/15/20	680	761,600
MGM Resorts International, Sr. Notes, 10.375%, 5/15/14	1,305	1,515,431
MGM Resorts International, Sr. Notes, 11.125%, 11/15/17	1,350	1,576,125
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 6.875%, 2/15/15	2,930	2,094,950
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 7.125%, 8/15/14	2,760	2,035,500
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.00%, 4/1/12	2,765	2,391,725
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.375%, 7/1/11	1,000	973,541
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 11.50%, 11/1/17(2)	1,620	1,678,725
Peninsula Gaming, LLC, 8.375%, 8/15/15	390	419,250
Peninsula Gaming, LLC, 8.375%, 8/15/15(2)	805	865,375
Peninsula Gaming, LLC, 10.75%, 8/15/17(2)	945	1,048,950
Peninsula Gaming, LLC, 10.75%, 8/15/17	1,935	2,147,850
Sugarhouse HSP Gaming Property LP/Sugarhouse HSP Gaming Finance Corp., 8.625%, 4/15/16(2)	745	764,824
Tunica-Biloxi Gaming Authority, Sr. Notes, 9.00%, 11/15/15(2)	3,605	3,627,531
Waterford Gaming, LLC, Sr. Notes, 8.625%, 9/15/14(2)(4)	4,083	2,633,292
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 7.75%, 8/15/20	2,680	2,941,300

		$64,567,097

Health Care — 5.3%

Accellent, Inc., Sr. Notes, 8.375%, 2/1/17	$2,840	$3,056,550
Alere, Inc., Sr. Notes, 7.875%, 2/1/16	1,375	1,471,250
American Renal Holdings, Sr. Notes, 8.375%, 5/15/18	550	583,000
AMGH Merger Sub, Inc., 9.25%, 11/1/18(2)	1,530	1,656,225
Biomet, Inc., (PIK), 10.375%, 10/15/17	1,435	1,601,819
Biomet, Inc., 11.625%, 10/15/17	8,115	9,251,100
ConvaTec Healthcare E SA, Sr. Notes, 10.50%, 12/15/18(2)	5,685	6,154,012
DJO Finance, LLC/DJO Finance Corp., 7.75%, 4/15/18(2)	1,090	1,124,063
DJO Finance, LLC/DJO Finance Corp., 10.875%, 11/15/14	3,785	4,139,844
Endo Pharmaceuticals Holdings, Inc., 7.00%, 12/15/20(2)	530	545,900
HCA, Inc., (PIK), 9.625%, 11/15/16	515	554,269
HCA, Inc., Sr. Notes, 9.875%, 2/15/17	2,195	2,469,375
Multiplan, Inc., 9.875%, 9/1/18(2)	2,800	3,045,000
Patheon, Inc., Sr. Notes, 8.625%, 4/15/17(2)	1,080	1,131,300
Quintiles Transnational Corp., Sr. Notes, (PIK), 9.50%, 12/30/14(2)	6,210	6,380,775
Res-Care, Inc., Sr. Notes, 10.75%, 1/15/19(2)	2,375	2,594,687
Rotech Healthcare, Inc., 10.50%, 3/15/18(2)	1,915	1,948,512
Stewart Enterprises, Inc., 6.50%, 4/15/19(2)	545	551,813
STHI Holding Corp., 8.00%, 3/15/18(2)	1,395	1,440,337

		$49,699,831

Homebuilders / Real Estate — 1.2%

CB Richard Ellis Service, Inc., 6.625%, 10/15/20	$2,625	$2,756,250
CB Richard Ellis Service, Inc., Sr. Sub. Notes, 11.625%, 6/15/17	5,470	6,495,625
Tutor Perini Corp., 7.625%, 11/1/18(2)	1,880	1,927,000

		$11,178,875

Insurance — 0.4%

Alliant Holdings I, Inc., 11.00%, 5/1/15(2)	$2,225	$2,364,062
HUB International Holdings, Inc., Sr. Notes, 9.00%, 12/15/14(2)	670	700,988
U.S.I. Holdings Corp., Sr. Notes, Variable Rate, 4.188%, 11/15/14(2)	785	763,413

		$3,828,463

Leisure — 1.4%

NCL Corp, Ltd., Sr. Notes, 11.75%, 11/15/16	$2,070	$2,437,425
Royal Caribbean Cruises, Sr. Notes, 6.875%, 12/1/13	110	118,388
Royal Caribbean Cruises, Sr. Notes, 7.00%, 6/15/13	1,750	1,892,187
Royal Caribbean Cruises, Sr. Notes, 7.25%, 6/15/16	535	573,788
Royal Caribbean Cruises, Sr. Notes, 7.25%, 3/15/18	1,355	1,439,687
Universal City Development Partners, Ltd./UCDP Finance, Inc., 8.875%, 11/15/15	1,965	2,171,325

See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000s omitted)	Value

Leisure (continued)

Universal City Development Partners, Ltd./UCDP Finance, Inc., 10.875%, 11/15/16	$3,515	$4,024,675
Vail Resorts, Inc., Sr. Sub. Notes, 6.50%, 5/1/19(2)	700	717,500

		$13,374,975

Metals / Mining — 3.1%

Arch Coal, Inc., 7.25%, 10/1/20	$925	$1,002,469
Arch Coal, Inc., Sr. Notes, 8.75%, 8/1/16	765	860,625
CII Carbon, LLC, 11.125%, 11/15/15(2)	1,755	1,842,750
CII Carbon, LLC, Sr. Notes, 8.00%, 12/1/18(2)	2,435	2,568,925
Cloud Peak Energy Resources, LLC/Cloud Peak Energy Finance Corp., 8.50%, 12/15/19	1,555	1,737,713
Consol Energy, Inc., 8.00%, 4/1/17	1,630	1,809,300
Consol Energy, Inc., 8.25%, 4/1/20	1,365	1,528,800
FMG Resources PTY, Ltd., Sr. Notes, 7.00%, 11/1/15(2)	6,650	7,049,000
James River Escrow, Inc., Sr. Notes, 7.875%, 4/1/19(2)	960	1,010,400
Murray Energy Corp., Sr. Notes, 10.25%, 10/15/15(2)	3,700	3,996,000
Novelis, Inc., 8.375%, 12/15/17	2,645	2,935,950
Novelis, Inc., 8.75%, 12/15/20	2,645	2,969,012

		$29,310,944

Paper — 2.0%

Boise Paper Holdings, LLC, 8.00%, 4/1/20	$545	$594,050
Boise Paper Holdings, LLC, 9.00%, 11/1/17	2,200	2,461,250
Domtar Corp., Sr. Notes, 10.75%, 6/1/17	2,300	2,921,000
NewPage Corp., Sr. Notes, 11.375%, 12/31/14	2,825	2,825,000
Sappi Papier Holdings GmbH, Sr. Notes, 6.625%, 4/15/21(2)	2,790	2,842,112
Verso Paper Holdings, LLC/Verso Paper, Inc., 11.375%, 8/1/16	4,915	5,259,050
Verso Paper Holdings, LLC/Verso Paper, Inc., Sr. Notes, 8.75%, 2/1/19(2)	2,030	2,106,125
Verso Paper Holdings, LLC/Verso Paper, Inc., Sr. Notes, Variable Rate, 4.054%, 8/1/14	245	238,875

		$19,247,462

Railroad — 0.2%

Kansas City Southern Mexico, Sr. Notes, 7.375%, 6/1/14	$1,150	$1,198,875
Kansas City Southern Mexico, Sr. Notes, 7.625%, 12/1/13	650	665,275

		$1,864,150

Restaurants — 0.9%

Dunkin Finance Corp., Sr. Notes, 9.625%, 12/1/18(2)	$4,346	$4,454,650
NPC International, Inc., Sr. Sub. Notes, 9.50%, 5/1/14	4,230	4,341,037

		$8,795,687

Services — 5.0%

Abengoa Finance SAU, 8.875%, 11/1/17(2)	$4,060	$4,141,200
Aramark Holdings Corp., Sr. Notes, (PIK), 8.625%, 5/1/16(2)	1,295	1,337,087
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 9.625%, 3/15/18	1,795	2,001,425
Diversey Holdings, Inc., Sr. Notes, 10.50%, 5/15/20	1,328	1,553,867
Education Management, LLC, Sr. Sub. Notes, 10.25%, 6/1/16	998	1,044,158
Hertz Corp., 7.50%, 10/15/18(2)	20	21,100
Hertz Corp., 8.875%, 1/1/14	141	145,230
Laureate Education, Inc., 10.00%, 8/15/15(2)	7,020	7,423,650
Laureate Education, Inc., (PIK), 10.25%, 8/15/15(2)	11,912	12,368,786
Laureate Education, Inc., 11.75%, 8/15/17(2)	3,930	4,342,650
MediMedia USA, Inc., Sr. Sub. Notes, 11.375%, 11/15/14(2)	2,575	2,230,594
Muzak, LLC/Muzak Finance, Sr. Notes, (PIK), 15.00%, 7/31/14	1,726	1,630,695
RSC Equipment Rental, Inc., 10.25%, 11/15/19	1,330	1,532,825
RSC Equipment Rental, Inc., Sr. Notes, 10.00%, 7/15/17(2)	3,290	3,783,500
Sitel, LLC/Sitel Finance Corp., Sr. Notes, 11.50%, 4/1/18	830	786,425
United Rentals North America, Inc., 10.875%, 6/15/16	2,345	2,740,719

		$47,083,911

Steel — 0.2%

JMC Steel Group, Inc., Sr. Notes, 8.25%, 3/15/18(2)	$1,390	$1,462,975
RathGibson, Inc., Sr. Notes, 11.25%, 2/15/14(3)	5,225	523
United States Steel Corp., Sr. Notes, 7.375%, 4/1/20	680	720,800

		$2,184,298

Super Retail — 4.5%

Express, LLC/Express Finance Corp., 8.75%, 3/1/18	$5,655	$6,213,431
Limited Brands, Inc., 6.625%, 4/1/21	4,720	4,908,800
Limited Brands, Inc., 8.50%, 6/15/19	3,620	4,190,150
Neiman Marcus Group, Inc., (PIK), 9.00%, 10/15/15	4,284	4,508,781
PETCO Animal Supplies, Inc., 9.25%, 12/1/18(2)	3,215	3,488,275
RadioShack Corp., 6.75%, 5/15/19(2)	820	823,715
Sally Holdings, LLC, Sr. Notes, 10.50%, 11/15/16	8,905	9,739,844

See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000s omitted)	Value

Super Retail (continued)

Toys “R” Us, 10.75%, 7/15/17	$5,500	$6,263,125
Toys “R” Us, Sr. Notes, 7.375%, 9/1/16(2)	1,760	1,852,400

		$41,988,521

Technology — 2.7%

Advanced Micro Devices, Inc., 8.125%, 12/15/17	$1,005	$1,067,812
Advanced Micro Devices, Inc., Sr. Notes, 7.75%, 8/1/20	1,330	1,393,175
Avaya, Inc., Sr. Notes, 7.00%, 4/1/19(2)	1,805	1,795,975
Avaya, Inc., Sr. Notes, 9.75%, 11/1/15	2,460	2,552,250
Avaya, Inc., Sr. Notes, (PIK), 10.125%, 11/1/15	1,385	1,440,400
Brocade Communications Systems, Inc., Sr. Notes, 6.625%, 1/15/18	680	724,200
Brocade Communications Systems, Inc., Sr. Notes, 6.875%, 1/15/20	855	934,088
CommScope, Inc., Sr. Notes, 8.25%, 1/15/19(2)	2,460	2,601,450
First Data Corp., (PIK), 10.55%, 9/24/15	2,106	2,192,268
MedAssets, Inc., 8.00%, 11/15/18(2)	660	681,450
SSI Investments II, Sr. Notes, 11.125%, 6/1/18	3,020	3,405,050
SunGard Data Systems, Inc., Sr. Notes, 10.625%, 5/15/15	6,375	7,044,375

		$25,832,493

Telecommunications — 5.9%

Digicel Group, Ltd., Sr. Notes, 8.25%, 9/1/17(2)	$3,255	$3,466,575
Digicel Group, Ltd., Sr. Notes, 12.00%, 4/1/14(2)	1,940	2,284,350
Intelsat Bermuda, Ltd., 11.25%, 6/15/16	2,825	3,015,687
Intelsat Jackson Holdings, Ltd., 9.50%, 6/15/16	2,413	2,551,748
Intelsat Luxembourg SA, (PIK), 11.50%, 2/4/17	2,831	3,113,859
Intelsat Luxembourg SA, 11.50%, 2/4/17(2)	2,770	3,047,000
Intelsat SA, Sr. Notes, 6.50%, 11/1/13	670	713,550
Nextel Communications, Inc., Series E, 6.875%, 10/31/13	815	827,225
NII Capital Corp., 8.875%, 12/15/19	3,235	3,590,850
NII Capital Corp., 10.00%, 8/15/16	2,740	3,157,850
SBA Telecommunications, Inc., 8.00%, 8/15/16	1,145	1,246,619
SBA Telecommunications, Inc., 8.25%, 8/15/19	765	848,194
Sprint Capital Corp., 6.90%, 5/1/19	5,080	5,359,400
Telesat Canada/Telesat, LLC, Sr. Notes, 11.00%, 11/1/15	8,040	8,984,700
Telesat Canada/Telesat, LLC, Sr. Sub. Notes, 12.50%, 11/1/17	4,060	4,851,700
Wind Acquisition Finance SA, Sr. Notes, (PIK), 12.25%, 7/15/17(2)	5,081	6,104,496
Windstream Corp., 7.75%, 10/1/21(2)	2,445	2,597,812

		$55,761,615

Textiles / Apparel — 0.7%

Oxford Industries, Inc., Sr. Notes, 11.375%, 7/15/15	$2,990	$3,378,700
Phillips-Van Heusen Corp., Sr. Notes, 7.75%, 11/15/23	2,780	3,058,339

		$6,437,039

Transportation Ex Air / Rail — 1.4%

CEVA Group PLC, Sr. Notes, 8.375%, 12/1/17(2)	$4,135	$4,300,400
CEVA Group PLC, Sr. Notes, 11.50%, 4/1/18(2)	2,815	3,085,944
CEVA Group PLC, Sr. Notes, 11.625%, 10/1/16(2)	2,065	2,294,731
CMA CGM SA, 8.50%, 4/15/17(2)	3,685	3,648,150

		$13,329,225

Utilities — 3.3%

Calpine Construction Finance Co., Sr. Notes, 8.00%, 6/1/16(2)	$3,315	$3,646,500
Calpine Corp., Sr. Notes, 7.50%, 2/15/21(2)	6,870	7,299,375
Dynegy Holdings, Inc., Sr. Notes, 7.75%, 6/1/19	820	643,700
Edison Mission Energy, Sr. Notes, 7.50%, 6/15/13	2,025	2,025,000
GenOn Energy, Inc., Sr. Notes, 9.875%, 10/15/20(2)	5,605	6,025,375
NGC Corp., 7.625%, 10/15/26	3,205	2,339,650
NRG Energy, Inc., 8.25%, 9/1/20	3,315	3,505,612
Reliant Energy, Inc., Sr. Notes, 7.625%, 6/15/14	370	389,425
Texas Competitive Electric Holdings Co., LLC, Sr. Notes, 11.50%, 10/1/20(2)	5,070	5,234,775

		$31,109,412

Total Corporate Bonds & Notes
(identified cost $729,141,000)		$762,726,215

Convertible Bonds — 0.5%

	Principal
	Amount
Security	(000’s omitted)	Value

Automotive & Auto Parts — 0.2%

Ford Motor Co., 4.25%, 11/15/16	$1,115	$2,085,050

		$2,085,050

Capital Goods — 0.2%

Greenbrier Cos., Inc., 3.50%, 4/1/18(2)	$1,810	$1,868,825

		$1,868,825

See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Health Care — 0.1%

Kendle International, Inc., 3.375%, 7/15/12	$955	$917,994

		$917,994

Total Convertible Bonds
(identified cost $4,697,397)		$4,871,869

Common Stocks — 5.0%

Security	Shares	Value

Building Materials — 0.3%

Panolam Holdings Co.(4)(5)(6)	3,117	$3,000,580

		$3,000,580

Chemicals — 0.7%

LyondellBasell Industries NV, Class A(6)	81,600	$3,631,200
Rockwood Holdings, Inc.(6)	50,000	2,837,000

		$6,468,200

Consumer Products — 0.0%(7)

HF Holdings, Inc.(4)(5)(6)	13,600	$154,632

		$154,632

Energy — 0.6%

El Paso Corp.	225,000	$4,367,250
EXCO Resources, Inc.	50,000	1,047,500
SemGroup Corp.(6)	16,378	459,403

		$5,874,153

Gaming — 0.0%(7)

Fontainebleau Equity Holdings, Class A(4)(5)(6)	148,726	$1,487
Greektown Superholdings, Inc.(6)	892	64,670
Shreveport Gaming Holdings, Inc.(4)	4,858	87,444

		$153,601

Leisure — 0.4%

Carnival Corp.	100,000	$3,807,000

		$3,807,000

Metals / Mining — 0.1%

Alpha Natural Resources, Inc.(6)	20,000	$1,163,400

		$1,163,400

Services — 0.3%

Geo Group, Inc. (The)(6)	101,500	$2,708,020

		$2,708,020

Steel — 0.8%

RathGibson Acquisition Co., LLC(4)(5)(6)	233,000	$7,793,850

		$7,793,850

Super Retail — 0.8%

Express, Inc.	110,100	$2,377,059
GNC Holdings, Inc., Class A(6)	96,898	1,845,907
Limited Brands, Inc.	81,600	3,358,656

		$7,581,622

Technology — 0.3%

Amkor Technology, Inc.(6)	350,000	$2,345,000

		$2,345,000

Telecommunications — 0.7%

Crown Castle International Corp.(6)	50,000	$2,143,000
Verizon Communications, Inc.	100,000	3,778,000

		$5,921,000

Total Common Stocks
(identified cost $37,072,403)		$46,971,058

Convertible Preferred Stocks — 1.0%

Security	Shares	Value

Automotive & Auto Parts — 0.7%

General Motors Co., 4.75%	131,495	$6,549,766

		$6,549,766

Energy — 0.3%

Chesapeake Energy Corp., 4.50%	22,471	$2,178,338
Chesapeake Energy Corp., 5.00%	6,292	651,222

		$2,829,560

Total Convertible Preferred Stocks
(identified cost $9,483,150)		$9,379,326

See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Preferred Stocks — 0.8%

Security	Shares/Units	Value

Banks and Thrifts — 0.7%

Citigroup Capital XIII, 7.875%	26,702	$745,053
GMAC Capital Trust I	225,820	5,862,287

		$6,607,340

Gaming — 0.0%(7)

Fontainebleau Resorts LLC, (PIK)(4)(5)(6)	4,544	$45

		$45

Services — 0.1%

Muzak Holdings, LLC, Variable Rate, (PIK), 10.00%(5)(6)	102,000	$956,261

		$956,261

Total Preferred Stocks
(identified cost $11,931,642)		$7,563,646

Miscellaneous — 0.0%(7)

	Shares/
	Principal
	Amount
Security	(000’s omitted)	Value

Cable/Satellite TV — 0.0%(7)

Adelphia, Inc., Escrow Certificate(6)	7,585,000	$142,219
Adelphia, Inc., Escrow Certificate(6)	3,555,000	66,656
Adelphia Recovery Trust(6)	10,758,837	56,484

		$265,359

Gaming — 0.0%(7)

BLB Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17(5)	5,410	$59,510

		$59,510

Health Care — 0.0%(7)

US Oncology, Inc., Escrow	705	$15,863

		$15,863

Total Miscellaneous
(identified cost $9,891,232)		$340,732

Warrants — 0.3%

Security	Shares	Value

Energy — 0.0%(7)

SemGroup Corp., Expires 11/30/14(6)	17,240	$142,230

		$142,230

Food / Beverage / Tobacco — 0.0%(7)

ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18(6)	1,610	$233,450

		$233,450

Gaming — 0.3%

Peninsula Gaming LLC, Convertible Preferred Membership Interests(4)(5)(6)	25,351	$2,148,261

		$2,148,261

Publishing / Printing — 0.0%

Reader’s Digest Association, Inc. (The), Expires 2/14/19(4)(5)(6)	17,588	$0

		$0

Total Warrants
(identified cost $172)		$2,523,941

Short-Term Investments — 4.5%

Repurchase Agreements — 0.6%

	Principal
	Amount
Description	(000’s omitted)	Value

Morgan Stanley: Dated 1/26/11, with an interest rate of 1.00% payable by the Portfolio collateralized by $5,000,000 Marina District Finance Co., Inc. 9.875%, due 8/15/18 and a market value, including accrued interest, of $5,491,736(8)	$5,800	$5,800,000

Total Repurchase Agreements
(identified cost $5,800,000)		$5,800,000

See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Other Securities — 3.9%

	Interest
Description	(000’s Omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.16%(9)	$36,591	$36,590,590

Total Other Securities
(identified cost $36,590,590)		$36,590,590

Total Short-Term Investments
(identified cost $42,390,590)		$42,390,590

Total Investments — 98.7%
(identified cost $901,116,902)		$932,857,065

Other Assets, Less Liabilities — 1.3%		$12,620,849

Net Assets — 100.0%		$945,477,914

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PIK	- Payment In Kind

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2011, the aggregate value of these securities is $358,600,541 or 37.9% of the Portfolio’s net assets.

(3)	Currently the issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(4)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5)	Restricted security (see Note 5).

(6)	Non-income producing security.

(7)	Amount is less than 0.05%.

(8)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(9)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2011.

Securities Sold Short

	Principal
	Amount
Security	(000’s omitted)	Value

Corporate Bonds & Notes

Marina District Finance Co., Inc., 9.875%, 8/15/18	$(5,000)	$(5,387,500)

Total Securities Sold Short
(proceeds $5,057,786)		$(5,387,500)

See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2011

Unaffiliated investments, at value (identified cost, $864,526,312)	$896,266,475
Affiliated investment, at value (identified cost, $36,590,590)	36,590,590
Cash	46,278
Interest and dividends receivable	18,238,463
Interest receivable from affiliated investment	5,333
Receivable for investments sold	14,705,592
Receivable for open swap contracts	791,095

Total assets	$966,643,826

Liabilities

Payable for investments purchased	$14,671,451
Premium received on open swap contracts	437,108
Payable for securities sold short, at value (proceeds, $5,057,786)	5,387,500
Payable to affiliates:
Investment adviser fee	405,547
Trustees’ fees	2,388
Interest payable for securities sold short	104,236
Accrued expenses	157,682

Total liabilities	$21,165,912

Net Assets applicable to investors’ interest in Portfolio	$945,477,914

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$913,276,370
Net unrealized appreciation	32,201,544

Total	$945,477,914

See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2011

Interest and other income	$36,834,202
Dividends	496,018
Interest allocated from affiliated investment	16,149
Expenses allocated from affiliated investment	(891)

Total investment income	$37,345,478

Expenses

Investment adviser fee	$2,393,971
Trustees’ fees and expenses	14,364
Custodian fee	127,244
Legal and accounting services	49,075
Interest expense on securities sold short	130,295
Miscellaneous	31,692

Total expenses	$2,746,641

Deduct —
Reduction of custodian fee	$499

Total expense reductions	$499

Net expenses	$2,746,142

Net investment income	$34,599,336

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(485,991)
Investment transactions allocated from affiliated investment	291
Swap contracts	(979,776)

Net realized loss	$(1,465,476)

Change in unrealized appreciation (depreciation) —
Investments	$30,917,951
Securities sold short	(329,714)
Swap contracts	157,902

Net change in unrealized appreciation (depreciation)	$30,746,139

Net realized and unrealized gain	$29,280,663

Net increase in net assets from operations	$63,879,999

See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2011

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2010

From operations —
Net investment income	$34,599,336	$68,174,020
Net realized gain (loss) from investment transactions and swap contracts	(1,465,476)	19,512,393
Net change in unrealized appreciation (depreciation) from investments, securities sold short and swap contracts	30,746,139	53,571,187

Net increase in net assets from operations	$63,879,999	$141,257,600

Capital transactions —
Contributions	$129,723,324	$104,640,446
Withdrawals	(100,284,688)	(104,594,857)

Net increase in net assets from capital transactions	$29,438,636	$45,589

Net increase in net assets	$93,318,635	$141,303,189

Net Assets

At beginning of period	$852,159,279	$710,856,090

At end of period	$945,477,914	$852,159,279

See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2011

Supplementary Data

	Six Months Ended		Year Ended October 31,
	April 30, 2011
Ratios/Supplemental Data	(Unaudited)		2010	2009	2008	2007	2006

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.62	%(2)	0.64%	0.79%	0.70%	0.63%	0.59%
Net investment income	7.85	%(2)	8.65%	11.34%	9.38%	8.33%	8.13%
Portfolio Turnover	43	%(3)	79%	72%	48%	81%	62%

Total Return	7.51	%(3)	19.52%	38.97%	(29.08)%	6.54%	11.66%

Net assets, end of period (000’s omitted)	$945,478		$852,159	$710,856	$480,061	$872,268	$1,087,324

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(2)	Annualized.
(3)	Not annualized.

See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

High Income Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Portfolio also seeks growth of capital as a secondary investment objective. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2011, Eaton Vance High Income Opportunities Fund, Eaton Vance Floating-Rate & High Income Fund, Eaton Vance Strategic Income Fund and Eaton Vance International (Cayman Islands) Strategic Income Fund held an interest of 54.8%, 23.6%, 17.2% and 2.7%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

High Income Opportunities Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2011, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2010 remains subject to examination by the Internal Revenue Service.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

I Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the

High Income Opportunities Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked to market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of the insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

J Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any interest, which accrues during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest payable on securities sold short is recorded as an expense.

K Interim Financial Statements — The interim financial statements relating to April 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.30% of the Portfolio’s average daily net assets up to $500 million, 0.275% from $500 million up to $1 billion and at reduced rates on daily net assets of $1 billion or more; plus 3.00% of the Portfolio’s daily gross income (i.e., income other than gains from the sale of securities) when daily net assets are less than $500 million, 2.75% when daily net assets are $500 million but less than $1 billion, and at reduced rates on daily net assets of $1 billion or more, and is payable monthly. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2011, the Portfolio’s investment adviser fee amounted to $2,393,971 or 0.54% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and short sale transactions and including maturities, paydowns and principal repayments on Senior Loans, aggregated $406,166,421 and $364,587,278, respectively, for the six months ended April 30, 2011.

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$905,331,362

Gross unrealized appreciation	$71,743,865
Gross unrealized depreciation	(44,218,162)

Net unrealized appreciation	$27,525,703

5 Restricted Securities

At April 30, 2011, the Portfolio owned the following securities (representing 1.5% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

High Income Opportunities Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

	Date of
Description	Acquisition	Shares/Units	Cost		Value

Stocks, Miscellaneous and Warrants

BLB Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17	11/22/10	5,410	$94,675		$59,510
Fontainebleau Equity Holdings, Class A	6/1/07	148,726	1,784,712		1,487
Fontainebleau Resorts LLC, (PIK), Preferred	6/1/07	4,544	4,544,460		45
HF Holdings, Inc.	10/27/09	13,600	730,450		154,632
Muzak Holdings, LLC, Variable Rate, (PIK), 10.00%, Preferred	6/18/10	102,000	1,019,967		956,261
Panolam Holdings Co.	12/30/09	3,117	1,712,791		3,000,580
Peninsula Gaming LLC, Convertible Preferred Membership Interests	7/8/99	25,351	0	(1)	2,148,261
RathGibson Acquisition Co., LLC	6/14/10	233,000	1,236,540		7,793,850
Reader’s Digest Association, Inc. (The), Expires 2/14/19	4/26/10	17,588	0		0

Total Restricted Securities			$11,123,595		$14,114,626

(1)	Less than $0.50.

6 Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2011 is as follows:

Credit Default Swaps — Sell Protection
			Notional	Receive					Net
		Credit	Amount**	Annual		Termination	Market	Upfront Payments	Unrealized
Counterparty	Reference Entity	Rating*	(000’s omitted)	Fixed Rate		Date	Value	Received (Paid)	Appreciation

Bank of America	Amkor Technology, Inc.	Ba3/BB-	$1,150	5.00	%(1)	6/20/15	$57,056	$42,290	$99,346
Barclays Bank PLC	Amkor Technology, Inc.	Ba3/BB-	2,000	5.00	(1)	6/20/15	99,227	114,284	213,511
Goldman Sachs Group, Inc.	Levi Strauss & Co.	B2/B+	1,700	5.00	(1)	9/20/15	65,901	97,073	162,974
Goldman Sachs Group, Inc.	Levi Strauss & Co.	B2/B+	3,400	5.00	(1)	9/20/15	131,803	183,461	315,264

							$353,987	$437,108	$791,095

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corp. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.
**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2011, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $8,250,000.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

At April 30, 2011, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio enters into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest, or to enhance return.

High Income Opportunities Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

The Portfolio enters into swap contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those swaps in a liability position. At April 30, 2011, the Portfolio had no open derivatives with credit-related contingent features in a net liability position.

The non-exchange traded derivatives in which the Portfolio invests, including swap contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At April 30, 2011, the maximum amount of loss the Portfolio would incur due to counterparty risk was $791,095, with the highest amount from any one counterparty being $478,238. Such amount would be reduced by any unamortized upfront payments received by the Portfolio. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is credit risk at April 30, 2011 was as follows:

	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative

Credit default swap contracts	$353,987	$—

(1)	Statement of Assets and Liabilities location: Receivable for open swap contracts; Premium received on open swap contracts.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is credit risk for the six months ended April 30, 2011 was as follows:

	Realized Gain (Loss)	Change in Unrealized
	on Derivatives Recognized	Appreciation (Depreciation) on
Derivative	in Income(1)	Derivatives Recognized in Income(2)

Credit default swap contracts	$(979,776)	$157,902

(1)	Statement of Operations location: Net realized gain (loss) – Swap contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Swap contracts.

The average notional amount of credit default swap contracts outstanding during the six months ended April 30, 2011, which is indicative of the volume of this derivative type, was approximately $14,267,000.

7 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2011.

8 Credit Risk

The Portfolio regularly invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade and held by the Portfolio. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.

9 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

High Income Opportunities Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Senior Floating-Rate Interests	$—	$56,089,688	$—	$56,089,688
Corporate Bonds & Notes	—	757,219,343	5,506,872	762,726,215
Convertible Bonds	—	4,871,869	—	4,871,869
Common Stocks	35,868,395	64,670	11,037,993	46,971,058
Convertible Preferred Stocks	9,379,326	—	—	9,379,326
Preferred Stocks	5,862,287	1,701,314	45	7,563,646
Miscellaneous	—	340,732	—	340,732
Warrants	—	375,680	2,148,261	2,523,941
Short-Term Investments —
Repurchase Agreements	—	5,800,000	—	5,800,000
Other Securities	—	36,590,590	—	36,590,590

Total Investments	$51,110,008	$863,053,886	$18,693,171	$932,857,065

Credit Default Swaps	$—	$353,987	$—	$353,987

Total	$51,110,008	$863,407,873	$18,693,171	$933,211,052

Liability Description

Securities Sold Short	$—	$(5,387,500)	$—	$(5,387,500)

Total	$—	$(5,387,500)	$—	$(5,387,500)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments	Investments	Investments
	in Corporate	in Common	in Preferred	Investments
	Bonds & Notes	Stocks	Stocks	in Warrants	Total

Balance as of October 31, 2010	$3,440,236	$9,587,193	$242,100	$2,148,261	$15,417,790
Realized gains (losses)	(9,567,318)	—	91,840	—	(9,475,478)
Change in net unrealized appreciation (depreciation)*	9,843,743	1,994,890	(56,145)	—	11,782,488
Cost of purchases	2,066,311	—	—	—	2,066,311
Proceeds from sales	(295,066)	(544,090)	(277,750)	—	(1,116,906)
Accrued discount (premium)	18,966	—	—	—	18,966
Transfers to Level 3	—	—	—	—	—
Transfers from Level 3	—	—	—	—	—

Balance as of April 30, 2011	$5,506,872	$11,037,993	$45	$2,148,261	$18,693,171

Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2011*	$166,005	$2,854,552	$—	$—	$3,020,557

*	Amount is included in the related amount on investments in the Statement of Operations.

At April 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

Eaton Vance
High Income Opportunities Fund

April 30, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 25, 2011, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2011. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield data and Sharpe and information ratios where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and/or the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance
High Income Opportunities Fund

April 30, 2011

Board of Trustees’ Contract Approval — continued

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2011, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, fifteen, seven, eight and twelve times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of High Income Opportunities Portfolio (the “Portfolio”), the portfolio in which Eaton Vance High Income Opportunities Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in high-yield debt. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of comparable funds identified by an independent data provider as well as a peer group of similarly managed funds and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and

Eaton Vance
High Income Opportunities Fund

April 30, 2011

Board of Trustees’ Contract Approval — continued

five-year periods ended September 30, 2010 for the Fund. In considering the Fund’s longer-term performance record, the Board noted that the Fund’s performance had improved relative to its peers in recent periods. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2010, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

Eaton Vance
High Income Opportunities Fund

April 30, 2011

Officers and Trustees

Officers of Eaton Vance High Income Opportunities Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of High Income Opportunities Portfolio

Michael W. Weilheimer President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance High Income Opportunities Fund and High Income Opportunities Portfolio

Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

*	Interested Trustee

Eaton Vance
High Income Opportunities Fund

April 30, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of High Income Opportunities Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance High Income Opportunities Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

446-6/11	HISRC

Item 2. Code of Ethics
Not required in this filing.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Chief Financial Officer of Aveon Group, L.P. (an investment management firm). Previously, he served as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
High Income Opportunities Portfolio

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	June 14, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	June 14, 2011

By:	/s/ Michael W. Weilheimer Michael W. Weilheimer
President

Date:	June 14, 2011